Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended	22 Months Ended
	Oct. 31, 2024	Oct. 31, 2024		Oct. 31, 2023	Dec. 30, 2022
C000237262 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Arena Strategic Income Fund (Class I/ACSIX)
Account Value	$ 126,627	$ 126,627		$ 110,683	$ 100,000
Average Annual Return, Percent	14.41%	13.72%	[1]
Bloomberg U S Corporate High Yield [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Corporate High Yield
Account Value	$ 121,864	$ 121,864		104,628	100,000
Average Annual Return, Percent	16.47%	11.37%	[1]
Bloomberg Barclays U S High Yield 1 5 Yr Cash Pay 2 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Barclays U.S. High Yield 1-5 Yr Cash Pay 2%
Account Value	$ 120,802	$ 120,802		$ 105,230	$ 100,000
Average Annual Return, Percent	14.80%	10.37%	[1]

[1]	Class I shares commenced operations on December 30, 2022.